AMANA MUTUAL FUNDS TRUST
S ATURNA INVESTMENT TRUST
1300 North State Street
Bellingham, Washington 98225

August 8, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street
Washington, D.C. 20549-4720

Re:   Amana Mutual Funds Trust (File No. 811-04276) and Saturna Investment Trust (File No. 811-05071) (the "Registrants").

Dear Ms. Browning:

This letter responds to the comments provided by the staff (the "Staff") of the Division of Investment Management of the Securities and Exchange Commission ("Commission") on August 6, 2018 to the preliminary proxy statement (the "Proxy Statement") filed on Schedule 14A by the Registrants on July 26, 2018, accession no. 0000766285-18-000010, relating to the expected termination upon assignment of the investment advisory agreement of each series of the Registrants (the "Funds") upon the exercise of an option to purchase the controlling interest in Saturna Capital Corporation (the "Adviser") by the Adviser's current President and Chief Executive Officer (the "Transaction").

For your convenience, summaries of these comments are set forth in bold below, each of which is followed by our response. Reference to an "Item" in a response is a reference to an Item of Schedule 14A.

1. Please clarify the timing of the transaction, which needs to be made more specific throughout the document.

Response: Where applicable, the Registrants have included the following disclosure in the proxy statement:

Mrs. Carten is expected to exercise her option to purchase the controlling voting rights in Saturna Capital on September 24, 2018. Mrs. Carten's exercise of her option to purchase the controlling voting interest in Saturna Capital is being treated as a "change of control" of Saturna Capital and thus will result in the "assignment" (as defined in the Investment Company Act of 1940) and automatic termination of each Fund's advisory contract when the option is exercised on September 24, 2018. Therefore, the shareowners of each Fund are being asked to approve the New Advisory Agreements to take effect on that date.

2. Please determine whether there should be a Section 15(f) analysis included in the proxy statement.

Response: The Registrants confirm that the following Section 15(f) analysis was included as the third paragraph on page 16:

The Adviser anticipates complying with the requirements of Section 15(f) of the 1940 Act with respect to the termination and assignment of each Fund's Current Advisory Agreement. Section 15(f) provides that affiliated persons of an adviser may receive any amount or benefit in connection with a sale of securities of, or a sale of any other interest in, such an adviser which results in an assignment of an investment advisory agreement if, for a period of three years after the time of such a transaction, at least 75% of the members of the board of any investment company which it oversees are not "interested persons" (as defined in the 1940 Act) of the new or old investment adviser; and, if, for a two-year period, there is no "unfair burden" imposed on any such investment company as a result of the transaction. The Board of each Trust currently satisfies the 75% requirement of Section 15(f) and the Adviser has represented to the Boards that it will use its best efforts to ensure compliance with the unfair burden condition for as long as the requirements of Section 15(f) apply.

3. Please confirm supplementally that the blank information in the proxy statement will be completed in the definitive proxy statement.

Response: The Registrants confirm that the missing or bracketed information in the preliminary proxy statement has been incorporated into the definitive proxy statement.

4. Supplementally, please discuss why a proxy statement is necessary because the actual change of control hasn't occurred yet.

Response: The Registrants and each of their respective series (each a "Fund" and together, the "Funds") are subject to the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that any investment advisory agreement must terminate automatically upon its "assignment." As used in the 1940 Act, the term "assignment" includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a "change of control." Mrs. Carten's exercise of her option to purchase the controlling voting interest in the Adviser is being treated as a "change of control" of the Adviser and thus will result in the assignment and automatic termination of each Fund's advisory contract when the option is exercised on September 24, 2018 and Mrs. Carten becomes the owner of a majority of the Adviser's voting interests. In order to ensure that the investment advisory and related services that each Fund receives currently can continue uninterrupted after this date, the proxy statement seeks approval by the shareholders of each Fund of a new investment advisory agreement with the Adviser, on the same material terms and at the same fee rate as the current advisory agreements.

5. Supplementally, please confirm the applicable state law allows this transaction to take place.

Response: Saturna Capital Corporation is organized under the laws of Washington state, and is therefore subject to Washington Revised Code Title 23B. Washington Business Corporation Act § 23B.06.240 which provides for the transfer or sale of share options.

6. Supplementally, please confirm why a temporary investment advisory agreement pursuant to Section 15(a)(4) isn't necessary.

Response: The Registrants confirm that a temporary investment advisory agreement is not necessary in this instance, because it is anticipated that each Fund's Current Advisory Agreement will not terminate until the New Advisory Agreement is approved by shareholders. Therefore, a temporary advisory agreement is not necessary.

7. Item 22(c)(6) of Schedule 14A requests disclosure of the amount of compensation that Mrs. Carten will pay for the option.

Response: The Registrants submit that the amount of compensation to be paid in connection with the exercise of the option is not material to any Fund, nor to shareholders' consideration of the proposal in the proxy statement. As discussed in the proxy statement, each Fund's investment advisory agreement is proposed to continue on the same material terms and at the same fee rate as the Fund's current advisory agreement, and no changes are proposed to the services provided to the Funds, or the Adviser's operations or personnel, as a result of the Transaction. The Registrants note that Instruction 4 of Item 22(c)(6) provides in relevant part that, "No information need be given in response to this paragraph (c)(6) of Item 22 with respect to any transaction that is not related to the business or operations of the Fund and to which neither the Fund nor any of its Parents or Subsidiaries is a party." The Registrants are not a party to the Transaction, and the Registrants believe that the amount of compensation to be paid in the Transaction is not material to: (1) their business operations, (2) a shareholder's consideration of the Proposal included in the Proxy Statement, or (3) the SEC staff's review of the Proxy Statement.

8. Please indicate the number of shares owned as a percentage as well as the number of controlling voting shares of Saturna Capital Corporation.

Response: The Registrants confirm that the requested information was included in the Proxy Statement.

9. Please re-word the sentence, "The Current Advisory Agreements require that the shareowners of each Fund approve the New Advisory Agreements as a result of the presumed change of control..." to clarify that the Current Advisory Agreements will terminate in the event of an assignment and that shareholder approval is required for new advisory contracts.

Response: The Registrants confirm that they have reworded the requested language as follows:

The Investment Company Act of 1940, as amended (the "1940 Act"), provides that any investment advisory agreement must terminate automatically upon its "assignment." As used in the 1940 Act, the term "assignment" includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an investment adviser. Such a transfer is often referred to as a "change in control." Mrs. Carten's exercise of her option to purchase the controlling voting rights of the Adviser is being treated as a "change of control" of the Adviser and will result in the assignment and automatic termination of each Fund's advisory contract on September 24, 2018. This requires that shareowners of each Fund approve a New Advisory Agreement (the "New Advisory Agreement" and collectively, "New Advisory Agreements").

10. Supplementally, please confirm that no disclosure is required pursuant to Section 22c-3(iv) regarding a change of fees.

Response: The Registrants confirm that no changes in the advisory fees paid by the Funds are currently being contemplated, and therefore no disclosure is required pursuant to Section 22c-3(iv).

11. Please disclose that the investment objectives, strategies and risks of the Funds are also remaining the same in the last paragraph of page 3 and elsewhere where corresponding disclosure occurs. In the same paragraph, please delete the word "processes."

Response: The Registrants confirm that the requested language has been changed as follows:

Your approval of the New Advisory Agreements will not change the advisory fees the Funds pay to Saturna Capital, or the Funds' investment objectives, strategies and risks.

12. Include that the Board determined that the New Advisory Agreement is in the best interests of the Funds.

Response: The Registrants confirm that the requested language has been incorporated.

13. Please re-word the "Q&A: Why am I being asked to vote on the new advisory agreement?" to discuss that an assignment of the Current Advisory Agreement is occurring in line with the requested language in the first comment above.

Response: The Registrants confirm that the requested Q&A has been revised to incorporate the requested language from Comment 1 above.

14. Please confirm that there is not a contractual obligation for Mrs. Carten to exercise her option on September 24, 2018.  Please discuss the ramifications to shareholders should she not exercise her option on the 24th and what that means for shareholders.

Response: The Registrant confirms supplementally that Mrs. Carten does not have a contractual obligation to exercise her option on September 24th. Accordingly, the following language has been included at the bottom of page 17:

Mrs. Carten is not obligated to exercise her option to purchase voting rights. In the event Mrs. Carten does not exercise her purchase option, the Funds' Current Advisory Agreements will remain in place.

15. Please use the language that the advisory agreements are "the same in all material respects" instead of using the term "substantially the same" and use that term consistently throughout.

Response: The Registrants confirm that the requested changes were incorporated.

16. Please confirm supplementally that there aren't any contemplated changes to Saturna Capital's operations.

Response: There are no anticipated changes to the operations of Saturna Capital Corporation as a result of the Transaction.

17. Please break the second to last Q&A on page six out into two questions and disclose the amount Mrs. Carten is paying for the option purchase.

Response: As discussed above in response to Comment 7, the Registrants are not a party to the Transaction, therefore the amount Mrs. Carten is paying for the option purchase does not need to be disclosed.

18. Please disclose the distributor and administrator's addresses in the proxy statement.

Response: The Registrants have included the requested information.

19. Please confirm that Saturna Capital Corporation will not seek reimbursement from the Registrants for the proxy solicitation fees.

Response: Saturna Capital Corporation will not seek reimbursement from the Funds for the proxy solicitation fees.

20. Under the "Shareowner Reports" section, please insert "the most recent" into the sentence beginning with "You can obtain copies of the most recent..."

Response: The Registrants have made the requested insertion.

21. Insert disclosure of the Board's consideration of the fee waiver into the Board Consideration disclosure beginning on page 24.

Response: The Registrants have incorporated the following sentence into the first paragraph on page 28:

The Board considered representations by the Adviser that it would not change any applicable Fund fee waivers.

22. Please discuss supplementally whether the Registrants' Boards discussed Saturna Capital's option purchase.

Response: The Board of each Registrant has been continually informed and aware of the succession planning being undertaken by Saturna Capital Corporation. As a result, the Transaction was discussed by the Board at several meetings with Saturna Capital Corporation.

23. Please discuss any adverse consequences that might arise as result of the change of control, and if there aren't any, so state.

Response: The Registrants note that the proxy statement discloses the Adviser's representation that it does not anticipate any changes to the levels of overall staffing, ongoing resources and service quality received by the Funds. The proxy statement also provides, as noted above, that the compensation payable to the Adviser under each Current Advisory Agreement is the same as that payable under each corresponding New Advisory Agreement, and each New Advisory Agreement has the same material terms as the corresponding Current Advisory Agreement. Further, the Registrants note their discussion in response to Comment 14 that should Mrs. Carten decline to exercise her option to purchase on September 24, 2018, the Current Advisory Agreements will remain in place. Accordingly, the Registrants believe that they have adequately discussed the consequences of the change in control of the Adviser.

24. Please add a discussion of whether economies of scale might be realized as the Funds grow, and whether those benefits of economies of scale are realized by shareholders.

Response: The Registrants note that the section titled "Evaluation by the Board of Trustees," with respect to each Registrant, provides that in the context of each Board's consideration of the New Advisory Agreement, the Board considered its conclusions in connection with its prior approval of the corresponding Current Advisory Agreement, and considered the Adviser's representation that there were no additional developments not already disclosed to the Board since that prior approval that would be a material consideration to the Board in connection with its consideration of the New Advisory Agreement. As part of its prior approval, the Board of each Registrant considered whether economies of scale might be realized as the Funds grow, and whether those benefits of economies of scale are realized by shareholders. The Registrants note that as disclosed in the proxy statement, the Transaction is not expected to have any effect on these considerations and the Boards' related conclusions.

The Registrants further note that the following discussion is included on page 52 regarding the prior approval of the Board of Amana Mutual Funds Trust:

The Trustees considered the extent to which advisory fees paid to Saturna Capital reflect economies of scale. The Trustees noted that as the Funds have grown, Saturna Capital agreed to include breakpoints within the advisory fee structures and agreed that any changes to the breakpoint schedule would require the approval of the Trustees. The Trustees considered the fact that fee breakpoints lower the operating expenses and expense ratios of the Funds as assets grow and demonstrate the benefits of economies of scale are being shared with shareowners.

The Registrants further note that the following discussion is included on page 56 regarding the prior approval of the Board of Saturna Investment Trust:

The Trustees recognized that the Funds remain relatively small and there have not been opportunities to consider economies of scale. The Trustees noted that Saturna Capital continues to operate the Funds, often times at considerable costs to itself.

25. Please confirm that the information required by Item 403 Regulation S-K is included in the appropriate format.

Response: The Registrants confirm that the information provided by Item 403 of Regulation S-K is included in Exhibit D to the Proxy Statement in the required format.

Regards,

/s/ Nicole Trudeau
Nicole Trudeau
Chief Legal Officer and Secretary

Enclosure

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